SHARE-BASED PAYMENTS - ESOP Summarized (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (in years)	3 years 10 months 28 days
Weighted average exercise price (in dollars per share)	$ 25.07
Exercisable (in dollars per share)	$ 23.35
Stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	6,783,444	7,476,902	6,050,854
Weighted average exercise price (in dollars per share)	$ 25.08	$ 23.39	$ 24.25
Exercisable (in shares) | shares	3,395,732	2,934,364
Exercisable (in dollars per share)	$ 23.35	$ 21.66
#REF!
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	750,163
Weighted average remaining contractual life (in years)	1 year 21 days
Weighted average exercise price (in dollars per share)	$ 16.04
Exercisable (in shares) | shares	750,163
Exercisable (in dollars per share)	$ 16.04
#REF! | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	15.14
#REF! | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 16.15
#REF!
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	4,338,416
Weighted average remaining contractual life (in years)	3 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 22.68
Exercisable (in shares) | shares	2,187,516
Exercisable (in dollars per share)	$ 23.58
#REF! | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	20.24
#REF! | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 27.14
#REF!
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,694,865
Weighted average remaining contractual life (in years)	4 years 11 months 23 days
Weighted average exercise price (in dollars per share)	$ 35.22
Exercisable (in shares) | shares	458,053
Exercisable (in dollars per share)	$ 34.20
#REF! | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	32.43
#REF! | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 38.01